UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     LightBox Capital Management, LLC*

Address:  24 West 40th Street
          2nd Floor
          New York, New York 10018

13F File Number: 028-14434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Rubin
Title:  Chief Operating Officer
Phone:  212-616-8000


Signature, Place and Date of Signing:

/s/ Mark Rubin                    New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

*As of March 31, 2012, LightBox Capital Management, LLC has been liquidated and does not have any holdings to report. As a result, no further Form 13Fs will be filed on behalf of LightBox Capital Management, LLC.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   $0
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.      Form 13F File Number       Name
---      --------------------       ----

1        028-14435                  LightBox Master Fund, Ltd.


SK 26441 0001 1290990